Summary of Information about Stock Options Issued Under Plan that are Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2011 Range One Year	Dec. 31, 2011 Range Two Year	Dec. 31, 2011 Range Three Year	Dec. 31, 2011 Range Four Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum				$ 11.00	$ 20.50	$ 32.54
Range of Exercise Price, maximum			$ 5.00	$ 18.34	$ 24.01	$ 40.20
Options Outstanding, Number of Options	5,316,868	6,158,406	1,693,951	1,891,501	1,670,077	61,339
Options Outstanding, Weighted- Average Exercise Price	$ 12.56	$ 12.22	$ 5.00	$ 11.08	$ 21.10	$ 34.21
Options Outstanding, Weighted- Average Remaining Contractual Term (Years)	2.75		2.15	2.72	3.44	1.56
Options Outstanding, Aggregate Intrinsic Value	$ 70,191		$ 34,963	$ 27,539	$ 7,689
Options Exercisable, Number of Options	4,827,798		1,693,951	1,880,501	1,216,157	37,189
Options Exercisable, Weighted- Average Exercise Price	$ 11.64		$ 5.00	$ 11.04	$ 21.11	$ 35.01
Options Exercisable, Weighted- Average Remaining Contractual Term (Years)	2.68		2.15	2.70	3.43	1.95
Options Exercisable, Aggregate Intrinsic Value	$ 67,990		$ 34,963	$ 27,459	$ 5,568